Financial Investments	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Financial Investments

8	Financial investments

Carrying amounts of financial investments
		30 Jun	31 Dec
		2018	2017
	Footnotes	$m	$m
Financial investments measured at fair value through other comprehensive income		323,681	N/A
– treasury and other eligible bills		77,370	N/A
– debt securities		244,469	N/A
– equity securities		1,741	N/A
– other instruments	1	101	N/A
Debt instruments measured at amortised cost	2	62,755	N/A
– treasury and other eligible bills		307	N/A
– debt securities		62,448	N/A
Available-for-sale securities at fair value		N/A	336,157
– treasury and other eligible bills		N/A	78,851
– debt securities		N/A	253,389
– equity securities		N/A	3,917
Held to maturity securities at amortised cost		N/A	52,919
– debt securities	2	N/A	52,919
At the end of the period	3	386,436	389,076

1	‘Other Instruments’ are comprised of loans and advances.

2	Fair value $61.9bn (31 December 2017: $54.1bn).

3
Categories of financial instruments are disclosed under IFRS 9 at 30 June 2018. These are not directly comparable with 31 December 2017, where the instruments were categorised in accordance with IAS 39.